CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash Flows from Operating Activities
Net income (loss)	$ (344,006)	$ (67,974)	$ (142,679)	$ (156,309)	$ (88,760)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	131,366	134,689	269,003	258,458	246,731
Impairment charges	55,218	6,533	33,628	23,391	10,153
Amortization of intangibles	(148)	(119)	(257)	(237)	(238)
Recognition of deferred income	(464)	(466)	(954)	(577)	(869)
Deferred income tax expense (benefit)	(946)	1,085	(159)	135	2,324
Bad debt expense	2,005	1,669	3,127	2,148	2,185
Equity in (earnings) loss of unconsolidated entities	158	1,930	2,307	(867)	5,866
(Gain) loss on sale of assets and hotel properties, net	(3,617)	(561)	(26,126)	(475)	(14,030)
Realized and unrealized (gain) loss on marketable securities	(1,110)	(1,422)	(1,980)	924	3,678
Purchases of marketable securities	(1,351)	(3,854)	(4,208)	(12,228)	(54,793)
Sales of marketable securities	15,233	12,829	13,413	16,414	77,374
Realized (gain) loss on investment in Ashford Inc.			(11,792)	0	0
(Gain) loss on insurance settlement			(450)	(928)	0
Net settlement of trading derivatives	1,469	(875)	(3,485)	648	(5,035)
Realized and unrealized (gains) losses on derivatives	(1,389)	1,906	5,294	2,178	7,510
Amortization of loan costs and premiums and write-off of premiums, loan costs and exit fees	12,037	16,898	32,153	30,012	14,190
Equity-based compensation	5,747	9,958	19,717	26,939	12,287
Amortization of parking asset	117	0	118	0	0
Non-cash interest income			(191)	0	0
Changes in operating assets and liabilities, exclusive of the effect of acquisitions and dispositions of hotel properties:
Accounts receivable and inventories	19,193	(30,733)	(6,639)	5,553	2,037
Prepaid expenses and other assets	(4,904)	(9,248)	2,307	(1,946)	(4,762)
Operating lease right-of-use assets	532	(2,272)	1,322	0	0
Operating lease liabilities	(306)	491	(937)	0	0
Accounts payable and accrued expenses	62,724	22,964	(4,177)	376	(5,316)
Due to/from related parties			(4,496)	(574)	944
Due to/from third-party hotel managers	2,570	3,128	4,372	(4,214)	(4,353)
Due to/from Braemar OP, net			0	0	(488)
Due to/from Ashford Inc., net			(1,256)	(8,793)	(570)
Other liabilities	(11,088)	655	234	1,532	1,317
Net cash provided by (used in) operating activities	(64,751)	92,271	177,209	181,560	207,382
Cash Flows from Investing Activities
Investment in unconsolidated entity	(51)	(299)	(647)	(667)	(984)
Proceeds from franchise agreement extensions	0	4,000	4,000	0	0
Acquisition of hotel properties and assets, net of cash and restricted cash acquired	0	(213,073)	(212,552)	(162,593)	(363)
Improvements and additions to hotel properties	(29,777)	(81,541)	(159,220)	(207,325)	(221,960)
Net proceeds from sale of assets and hotel properties	4,653	13,089	102,676	40,629	105,267
Payments for initial franchise fees	0	(200)	(475)	(329)	(225)
Liquidation of U.S. AQUA Fund			0	0	50,942
Proceeds from sale of investment in Ashford Inc.			11,792	0	0
Proceeds from property insurance	200	231	1,233	651	3,442
Net cash provided by (used in) investing activities	(24,975)	(277,793)	(253,193)	(329,634)	(63,881)
Cash Flows from Financing Activities
Borrowings on indebtedness	88,000	388,694	404,795	2,705,769	704,800
Repayments of indebtedness	(96,336)	(181,241)	(272,357)	(2,463,100)	(754,836)
Payments for loan costs and exit fees	(10,312)	(9,107)	(9,643)	(55,555)	(13,871)
Payments for dividends and distributions	(28,619)	(50,260)	(86,210)	(97,445)	(101,592)
Purchases of common stock	(357)	(906)	(1,031)	(1,598)	(1,272)
Redemption of preferred stock			0	0	(218,425)
Payments for derivatives	(63)	(1,049)	(1,112)	(3,162)	(871)
Proceeds from common stock offering			0	14,752	0
Proceeds from preferred stock offerings			0	0	222,071
Preferred and common stock offering costs			(91)	0	0
Deposit on ERFP assets			0	16,100	0
Other	0	28	28	53	94
Net cash provided by (used in) financing activities	(47,687)	146,159	34,379	115,814	(163,902)
Net change in cash and cash equivalents			(41,605)	(32,260)	(20,401)
Cash, cash equivalents and restricted cash at beginning of period	398,207	439,812	439,812	472,072	492,473
Cash, cash equivalents and restricted cash and at end of period	260,794	400,449	398,207	439,812	472,072
Supplemental Cash Flow Information
Interest paid	54,279	118,740	233,771	215,344	210,644
Income taxes paid (received), net	40	(1,611)	(1,059)	1,890	(253)
Supplemental Disclosure of Investing and Financing Activities
Accrued but unpaid capital expenditures	5,458	22,581	24,239	23,615	19,456
Dividends payable, Carrying value	868	20,435	20,849	26,794	25,045
Issuance of units for hotel acquisition	0	7,854	7,854	0	0
Assumption of debt in hotel acquisition	0	24,922	24,922	0	0
Notes receivable issued in land sale			76	0	0
Other non-cash consideration from land sale			4,797	0	0
Non-cash dividends paid			0	123	0
Unsettled common stock offering proceeds	0	90	0	1,075	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	262,636	319,210	319,210	354,805	347,091
Cash and cash equivalents at beginning of period included in assets held for sale	0	0	0	78	976
Restricted cash at beginning of period	135,571	120,602	120,602	116,787	144,014
Restricted cash at beginning of period included in assets held for sale	0	0	0	402	392
Cash, cash equivalents and restricted cash at beginning of period	398,207	439,812	439,812	472,072	492,473
Cash and cash equivalents at beginning of period	165,476	235,936	262,636	319,210	354,805
Cash and cash equivalents at end of period included in assets held for sale	0	1,281	0	0	78
Restricted cash at end of period			135,571	120,602	116,787
Restricted cash at end of period included in assets held for sale			0	0	402
Cash, cash equivalents and restricted cash at end of period	$ 260,794	$ 400,449	$ 398,207	$ 439,812	$ 472,072